Note I - Income Taxes (Details) - Income Tax Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note I - Income Taxes (Details) - Income Tax Reconciliation [Line Items]
Statutory tax	$ 3,757	$ 3,337	$ 2,685
Effect of nontaxable life insurance death proceeds	(154)
Effect of state income tax	76	53	56
Tax credits	(230)	(250)	(245)
Other items	7	24	19
Total income taxes	2,939	2,762	2,063
Nondeductible interest expense	8	12	16
Nontaxable Interest Income [Member]
Note I - Income Taxes (Details) - Income Tax Reconciliation [Line Items]
Nontaxable income	(330)	(314)	(299)
Bank Owned Insurance Income [Member]
Note I - Income Taxes (Details) - Income Tax Reconciliation [Line Items]
Nontaxable income	$ (195)	$ (100)	$ (169)